Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of the outstanding borrowings
The following table summarizes the outstanding borrowings as of March 31, 2023 and December 31, 2022 (in thousands):

	March 31, 2023	December 31, 2022
Venture Linked Notes	$75,000	$—
Pre-Close Notes	—	25,300
Convertible notes - related party	—	6,345
ACOA Loans	461	497
Add: fair value of embedded derivative in convertible notes	—	60
Less: unamortized debt discounts and issuance costs	—	(219)
Less: fair value adjustment on Venture Linked Notes	(32,126)	—

Total debt	$43,335	$31,983

Classification:
Line of credit and current portion of long-term debt	$148	$148
Long-term portion of term debt	43,187	25,649
Convertible notes, net – related party	—	6,186

The following table summarizes the outstanding borrowings as of December 31, 2022 and December 31, 2021 (in thousands):

	December 31,
	2022	2021
Pre-Close Notes	$25,300	$—
Eastward Term Loan	—	8,000
Convertible notes – related party	6,345	—
TD BCRS Line of credit	—	1,069
SVB Term Loan	—	398
ACOA Loans	497	532
Add: fair value of embedded derivative in convertible notes	60	—
Less: unamortized debt discounts and issuance costs	(219)	(250)

Total debt	$31,983	$9,749

Classification:
Line of credit and current portion of long-term debt	$148	$1,353
Long-term portion of term debt	$25,649	$8,396
Convertible notes, net – related party	$6,186	$—

Schedule of principal payments on outstanding debt obligations
Contractual future principal payments on outstanding debt obligations, excluding accrued interest and the convertible notes due to their mandatory conversion into common stock upon the passage of time or a capital markets transaction, as of December 31, 2022 are as follows (in thousands):

Year Ended December 31,
2023	$148
2024	105
2025	25,049
2026	49
2027	49
Thereafter	97

Total	$25,497